State Street SPDR Bloomberg Short Term High Yield Bond ETF Average Annual Total Returns	12 Months Ended	19 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.85%		5.54%		6.30%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	6.26%	(0.36%)	(0.24%)	2.01%
State Street SPDR Bloomberg Short Term High Yield Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.53%		5.28%		6.03%
State Street SPDR Bloomberg Short Term High Yield Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.45%		2.59%		3.45%
State Street SPDR Bloomberg Short Term High Yield Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.39%		2.84%		3.49%